INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

NOTE 3    -  INVENTORIES

A.    Composition:

	As of December 31,
	2 0 1 4	2 0 1 3

Raw materials	$3,148	$2,032
Work in process	7,656	8,797
Finished goods	5,303	7,289
	$16,107	$18,118

B.    Including write-off of $1,554, $1,824, and $1,399 for 2014, 2013 and 2012 respectively, presented in the consolidated statements of operations.